COMMITMENTS (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Commitments [Line Items]
Rent expense	$ 2,076	$ 2,854	$ 1,988
Concession fees	$ 20,976	$ 28,559	$ 23,470